INCOME TAXES - SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (464,158)	$ 58,118	$ (1,897,182)	$ 5,530	$ 13,830	$ (107,587)
Provision for income taxes	$ 37,507	$ 534	$ 49,286	$ 448	$ 6,381	$ (1,018)
Effective Tax Rate	(8.10%)	0.90%	(2.60%)	8.10%